Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts

Translation of amounts from HK$ into US$ was made at the following exchange rates:

Balance sheet items, except for equity accounts:
June 30, 2025	HK$7.85 to US$1
June 30, 2024	HK$7.81 to US$1

Statement of operations and cash flow items:
June 30, 2023	HK$7.84 to US$1
June 30, 2024	HK$7.82 to US$1
June 30, 2025	HK$7.79 to US$1

Translation of amounts from RMB into US$ was made at the following exchange rates:

Balance sheet items, except for equity accounts:
June 30, 2025	RMB7.17 to US$1
June 30, 2024	RMB7.27 to US$1

Statement of operations and cash flow items:
June 30, 2023	RMB 6.95 to US$1
June 30, 2024	RMB 7.21 to US$1
June 30, 2025	RMB 7.21 to US$1

Translation of amounts from VND into US$ was made at the following exchange rates:

Balance sheet items, except for equity accounts:
June 30, 2025	VND26,103 to US$1
June 30, 2024	VND25,455 to US$1

Statement of operations and cash flow items:
June 30, 2023	VND23,706 to US$1
June 30, 2024	VND24,548 to US$1
June 30, 2025	VND25,420 to US$1
Balance sheet items, except for equity accounts:
June 30, 2025	SGD1.27 to US$1

Statement of operations and cash flow items:
June 30, 2025	SGD1.33 to US$1

Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method

The Company depreciates property, plant, and equipment using the straight-line method as follows:

Buildings	20 to 50 years

Leasehold improvements	5 years

Plant and machinery	5 to 20 years

Motor Vehicles	5 to 15 years

Office equipment	1 to 10 years